Note I - Notes Payable (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013
Debt Instrument, Interest Rate, Stated Percentage	4.25%	4.66%
Debt Instrument, Frequency of Periodic Payment	nine
Notes Payable	$ 154,000
Down Payment [Member]
Debt Instrument, Periodic Payment	54,600
Monthly Payment [Member]
Debt Instrument, Periodic Payment	$ 22,000